Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to our NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past four fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis—Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR and RMR Inc. Compensation Practices” section.
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return*	Net Income (Loss) ($000s)
2023	$71,960	$40,110	$49,273	$31,212	$35.21	$61.79	$(69,432)
2022	123,504	20,120	124,241	17,233	54.74	61.36	(6,109)
2021	140,251	150,005	141,351	152,302	91.24	96.52	(8,180)
2020	478,332	321,172	121,982	99,616	76.95	79.69	6,678

*
Peer group total shareholder return is based on the MSCI U.S. REIT/Office REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Christopher Bilotto	$14,360	$58,560	$(39,798)	$11,520	$(4,532)	$25,750	$40,110

(2)
The only non-PEO NEOs for 2023 are Brian E. Donley and Matthew C. Brown.

(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$8,953	$40,992	$(23,879)	$8,064	$(2,918)	$22,259	$31,212

Named Executive Officers, Footnote	(2) The only non-PEO NEOs for 2023 are Brian E. Donley and Matthew C. Brown.
Peer Group Issuers, Footnote	* Peer group total shareholder return is based on the MSCI U.S. REIT/Office REIT Index.
PEO Total Compensation Amount	$ 71,960	$ 123,504	$ 140,251	$ 478,332
PEO Actually Paid Compensation Amount	$ 40,110	20,120	150,005	321,172
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Christopher Bilotto	$14,360	$58,560	$(39,798)	$11,520	$(4,532)	$25,750	$40,110

Non-PEO NEO Average Total Compensation Amount	$ 49,273	124,241	141,351	121,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 31,212	17,233	152,302	99,616
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$8,953	$40,992	$(23,879)	$8,064	$(2,918)	$22,259	$31,212

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 35.21	54.74	91.24	76.95
Peer Group Total Shareholder Return Amount	61.79	61.36	96.52	79.69
Net Income (Loss)	$ (69,432,000)	$ (6,109,000)	$ (8,180,000)	$ 6,678,000
PEO Name	Christopher Bilotto
PEO | Christopher Bilotto [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,360
PEO | Christopher Bilotto [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,750
PEO | Christopher Bilotto [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,560
PEO | Christopher Bilotto [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,798)
PEO | Christopher Bilotto [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,520
PEO | Christopher Bilotto [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,532)
Non-PEO NEO | Brian E. Donley and Matthew C. Brown [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,953
Non-PEO NEO | Brian E. Donley and Matthew C. Brown [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,259
Non-PEO NEO | Brian E. Donley and Matthew C. Brown [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,992
Non-PEO NEO | Brian E. Donley and Matthew C. Brown [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,879)
Non-PEO NEO | Brian E. Donley and Matthew C. Brown [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,064
Non-PEO NEO | Brian E. Donley and Matthew C. Brown [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,918)